Document and Entity Information	12 Months Ended
Aug. 20, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul 31, 2013
Registrant Name	T. Rowe Price Retirement Funds, Inc.
Central Index Key	0001177017
Amendment Flag	false
Document Creation Date	Jul 31, 2013
Document Effective Date	Aug 5, 2013
Prospectus Date	Aug 20, 2013

Investor Class | T. Rowe Price Target Retirement 2005 Fund
SUMMARY T. Rowe Price Target Retirement 2005 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Investor Class T. Rowe Price Target Retirement 2005 Fund
Maximum sales charge (load) imposed on purchases	[1]	none
Maximum deferred sales charge (load)	[1]	none
Redemption fee	[1]	none
Maximum account fee	[1][2]	20
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class T. Rowe Price Target Retirement 2005 Fund
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	none
Other expenses	[1][2]	none
Acquired fund fees and expenses	[1][2]	0.60%
Total annual fund operating expenses	[1]	0.60%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Expenses are estimated for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years
Investor Class T. Rowe Price Target Retirement 2005 Fund	61	192

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date 2005) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund over a moderate time horizon in retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream over a moderate post-retirement withdrawal horizon. After the target date, the fund is designed to balance the need for reduced market risk and income, although it does not guarantee a particular level of income.

At the target date, the fund’s allocation to stocks was approximately 42.5% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the fund’s overall allocation to bonds, although the bond funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund at inception. The target allocations and actual allocations may differ. The fund’s shareholder reports will set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Target 2005 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	36.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	18.43% 0.00 0.00
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	1.44 1.44
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	0.88 0.87 0.88
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	2.91 2.91 2.90
		International Emerging Market Stocks	Emerging Markets Stock	1.54
		Inflation Focused Stocks	Real Assets	1.80
Bonds	64.00	Domestic Investment-Grade Bonds	New Income	30.80
		Domestic High Yield Bonds	High Yield	4.40
		International Bonds	Emerging Markets Bond International Bond	4.40 4.40
		Inflation Focused Bonds	Inflation Focused Bond	20.00

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation, thereby negatively affecting the fund's price or yield. The fund's exposure to credit risk is increased to the extent it invests in bond funds that hold securities rated as below investment-grade, also known as "junk" bonds. Junk bonds carry a higher risk of default and should be considered speculative.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained through troweprice.com or by calling 1-800-225-5132.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Aug 20, 2013
Investor Class | T. Rowe Price Target Retirement 2005 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Target Retirement 2005 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date 2005) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund over a moderate time horizon in retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream over a moderate post-retirement withdrawal horizon. After the target date, the fund is designed to balance the need for reduced market risk and income, although it does not guarantee a particular level of income.

At the target date, the fund’s allocation to stocks was approximately 42.5% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the fund’s overall allocation to bonds, although the bond funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund at inception. The target allocations and actual allocations may differ. The fund’s shareholder reports will set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Target 2005 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	36.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	18.43% 0.00 0.00
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	1.44 1.44
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	0.88 0.87 0.88
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	2.91 2.91 2.90
		International Emerging Market Stocks	Emerging Markets Stock	1.54
		Inflation Focused Stocks	Real Assets	1.80
Bonds	64.00	Domestic Investment-Grade Bonds	New Income	30.80
		Domestic High Yield Bonds	High Yield	4.40
		International Bonds	Emerging Markets Bond International Bond	4.40 4.40
		Inflation Focused Bonds	Inflation Focused Bond	20.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation, thereby negatively affecting the fund's price or yield. The fund's exposure to credit risk is increased to the extent it invests in bond funds that hold securities rated as below investment-grade, also known as "junk" bonds. Junk bonds carry a higher risk of default and should be considered speculative.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained through troweprice.com or by calling 1-800-225-5132.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Investor Class | T. Rowe Price Target Retirement 2005 Fund | T. Rowe Price Target Retirement 2005 Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	none	[1]
Maximum account fee	rr_MaximumAccountFee	20	[1],[2]
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1],[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%	[1],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.60%	[1]
1 year	rr_ExpenseExampleYear01	61
3 years	rr_ExpenseExampleYear03	192

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[3]	Expenses are estimated for the current fiscal year.

Investor Class | T. Rowe Price Target Retirement 2010 Fund
SUMMARY T. Rowe Price Target Retirement 2010 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Investor Class T. Rowe Price Target Retirement 2010 Fund
Maximum sales charge (load) imposed on purchases	[1]	none
Maximum deferred sales charge (load)	[1]	none
Redemption fee	[1]	none
Maximum account fee	[1][2]	20
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class T. Rowe Price Target Retirement 2010 Fund
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	none
Other expenses	[1][2]	none
Acquired fund fees and expenses	[1][2]	0.62%
Total annual fund operating expenses	[1]	0.62%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Expenses are estimated for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years
Investor Class T. Rowe Price Target Retirement 2010 Fund	63	199

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date 2010) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund over a moderate time horizon in retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream over a moderate post-retirement withdrawal horizon. After the target date, the fund is designed to balance the need for reduced market risk and income, although it does not guarantee a particular level of income.

At the target date, the fund’s allocation to stocks was approximately 42.5% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the fund’s overall allocation to bonds, although the bond funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund at inception. The target allocations and actual allocations may differ. The fund’s shareholder reports will set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Target 2010 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	39.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	19.63% 0.17 0.17
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	1.56 1.56
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	0.95 0.95 0.95
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	3.15 3.15 3.14
		International Emerging Market Stocks	Emerging Markets Stock	1.67
		Inflation Focused Stocks	Real Assets	1.95
Bonds	61.00	Domestic Investment-Grade Bonds	New Income	28.70
		Domestic High Yield Bonds	High Yield	4.10
		International Bonds	Emerging Markets Bond International Bond	4.10 4.10
		Inflation Focused Bonds	Inflation Focused Bond	20.00

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation, thereby negatively affecting the fund's price or yield. The fund's exposure to credit risk is increased to the extent it invests in bond funds that hold securities rated as below investment-grade, also known as "junk" bonds. Junk bonds carry a higher risk of default and should be considered speculative.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained through troweprice.com or by calling 1-800-225-5132.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Aug 20, 2013
Investor Class | T. Rowe Price Target Retirement 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Target Retirement 2010 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date 2010) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund over a moderate time horizon in retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream over a moderate post-retirement withdrawal horizon. After the target date, the fund is designed to balance the need for reduced market risk and income, although it does not guarantee a particular level of income.

At the target date, the fund’s allocation to stocks was approximately 42.5% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the fund’s overall allocation to bonds, although the bond funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund at inception. The target allocations and actual allocations may differ. The fund’s shareholder reports will set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Target 2010 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	39.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	19.63% 0.17 0.17
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	1.56 1.56
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	0.95 0.95 0.95
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	3.15 3.15 3.14
		International Emerging Market Stocks	Emerging Markets Stock	1.67
		Inflation Focused Stocks	Real Assets	1.95
Bonds	61.00	Domestic Investment-Grade Bonds	New Income	28.70
		Domestic High Yield Bonds	High Yield	4.10
		International Bonds	Emerging Markets Bond International Bond	4.10 4.10
		Inflation Focused Bonds	Inflation Focused Bond	20.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation, thereby negatively affecting the fund's price or yield. The fund's exposure to credit risk is increased to the extent it invests in bond funds that hold securities rated as below investment-grade, also known as "junk" bonds. Junk bonds carry a higher risk of default and should be considered speculative.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained through troweprice.com or by calling 1-800-225-5132.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Investor Class | T. Rowe Price Target Retirement 2010 Fund | T. Rowe Price Target Retirement 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	none	[1]
Maximum account fee	rr_MaximumAccountFee	20	[1],[2]
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1],[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%	[1],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.62%	[1]
1 year	rr_ExpenseExampleYear01	63
3 years	rr_ExpenseExampleYear03	199

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[3]	Expenses are estimated for the current fiscal year.

Investor Class | T. Rowe Price Target Retirement 2015 Fund
SUMMARY T. Rowe Price Target Retirement 2015 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Investor Class T. Rowe Price Target Retirement 2015 Fund
Maximum sales charge (load) imposed on purchases	[1]	none
Maximum deferred sales charge (load)	[1]	none
Redemption fee	[1]	none
Maximum account fee	[1][2]	20
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class T. Rowe Price Target Retirement 2015 Fund
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	none
Other expenses	[1][2]	none
Acquired fund fees and expenses	[1][2]	0.65%
Total annual fund operating expenses	[1]	0.65%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Expenses are estimated for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years
Investor Class T. Rowe Price Target Retirement 2015 Fund	66	208

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date 2015) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund over a moderate time horizon in retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream over a moderate post-retirement withdrawal horizon. After the target date, the fund is designed to balance the need for reduced market risk and income, although it does not guarantee a particular level of income.

At the target date, the fund’s allocation to stocks is anticipated to be approximately 42.5% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the fund’s overall allocation to bonds, although the bond funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund at inception. The target allocations and actual allocations may differ. The fund’s shareholder reports will set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Target 2015 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	45.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	16.14% 3.58 3.58
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	1.82 1.82
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.11 1.10 1.11
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	3.67 3.67 3.68
		International Emerging Market Stocks	Emerging Markets Stock	1.95
		Inflation Focused Stocks	Real Assets	2.27
Bonds	54.50	Domestic Investment-Grade Bonds	New Income	24.85
		Domestic High Yield Bonds	High Yield	3.55
		International Bonds	Emerging Markets Bond International Bond	3.55 3.55
		Inflation Focused Bonds	Inflation Focused Bond	19.00

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation, thereby negatively affecting the fund's price or yield. The fund's exposure to credit risk is increased to the extent it invests in bond funds that hold securities rated as below investment-grade, also known as "junk" bonds. Junk bonds carry a higher risk of default and should be considered speculative.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained through troweprice.com or by calling 1-800-225-5132.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Aug 20, 2013
Investor Class | T. Rowe Price Target Retirement 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Target Retirement 2015 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date 2015) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund over a moderate time horizon in retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream over a moderate post-retirement withdrawal horizon. After the target date, the fund is designed to balance the need for reduced market risk and income, although it does not guarantee a particular level of income.

At the target date, the fund’s allocation to stocks is anticipated to be approximately 42.5% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the fund’s overall allocation to bonds, although the bond funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund at inception. The target allocations and actual allocations may differ. The fund’s shareholder reports will set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Target 2015 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	45.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	16.14% 3.58 3.58
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	1.82 1.82
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.11 1.10 1.11
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	3.67 3.67 3.68
		International Emerging Market Stocks	Emerging Markets Stock	1.95
		Inflation Focused Stocks	Real Assets	2.27
Bonds	54.50	Domestic Investment-Grade Bonds	New Income	24.85
		Domestic High Yield Bonds	High Yield	3.55
		International Bonds	Emerging Markets Bond International Bond	3.55 3.55
		Inflation Focused Bonds	Inflation Focused Bond	19.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation, thereby negatively affecting the fund's price or yield. The fund's exposure to credit risk is increased to the extent it invests in bond funds that hold securities rated as below investment-grade, also known as "junk" bonds. Junk bonds carry a higher risk of default and should be considered speculative.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained through troweprice.com or by calling 1-800-225-5132.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Investor Class | T. Rowe Price Target Retirement 2015 Fund | T. Rowe Price Target Retirement 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	none	[1]
Maximum account fee	rr_MaximumAccountFee	20	[1],[2]
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1],[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%	[1],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.65%	[1]
1 year	rr_ExpenseExampleYear01	66
3 years	rr_ExpenseExampleYear03	208

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[3]	Expenses are estimated for the current fiscal year.

Investor Class | T. Rowe Price Target Retirement 2020 Fund
SUMMARY T. Rowe Price Target Retirement 2020 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Investor Class T. Rowe Price Target Retirement 2020 Fund
Maximum sales charge (load) imposed on purchases	[1]	none
Maximum deferred sales charge (load)	[1]	none
Redemption fee	[1]	none
Maximum account fee	[1][2]	20
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class T. Rowe Price Target Retirement 2020 Fund
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	none
Other expenses	[1][2]	none
Acquired Fund Fees and Expenses	[1][2]	0.67%
Total annual fund operating expenses	[1]	0.67%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Expenses are estimated for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years
Investor Class T. Rowe Price Target Retirement 2020 Fund	68	214

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date 2020) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund over a moderate time horizon in retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream over a moderate post-retirement withdrawal horizon. After the target date, the fund is designed to balance the need for reduced market risk and income, although it does not guarantee a particular level of income.

At the target date, the fund's allocation to stocks is anticipated to be approximately 42.5% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the fund's overall allocation to bonds, although the bond funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund at inception. The target allocations and actual allocations may differ. The fund's shareholder reports will set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Target 2020 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	53.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	13.46% 6.84 6.84
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	2.11 2.11
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.30 1.29 1.30
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	4.28 4.28 4.28
		International Emerging Market Stocks	Emerging Markets Stock	2.26
		Inflation Focused Stocks	Real Assets	2.65
Bonds	47.00	Domestic Investment-Grade Bonds	New Income	21.70
		Domestic High Yield Bonds	High Yield	3.10
		International Bonds	Emerging Markets Bond International Bond	3.10 3.10
		Inflation Focused Bonds	Inflation Focused Bond	16.00

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation, thereby negatively affecting the fund's price or yield. The fund's exposure to credit risk is increased to the extent it invests in bond funds that hold securities rated as below investment-grade, also known as "junk" bonds. Junk bonds carry a higher risk of default and should be considered speculative.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained through troweprice.com or by calling 1-800-225-5132.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Aug 20, 2013
Investor Class | T. Rowe Price Target Retirement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Target Retirement 2020 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date 2020) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund over a moderate time horizon in retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream over a moderate post-retirement withdrawal horizon. After the target date, the fund is designed to balance the need for reduced market risk and income, although it does not guarantee a particular level of income.

At the target date, the fund's allocation to stocks is anticipated to be approximately 42.5% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the fund's overall allocation to bonds, although the bond funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund at inception. The target allocations and actual allocations may differ. The fund's shareholder reports will set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Target 2020 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	53.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	13.46% 6.84 6.84
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	2.11 2.11
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.30 1.29 1.30
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	4.28 4.28 4.28
		International Emerging Market Stocks	Emerging Markets Stock	2.26
		Inflation Focused Stocks	Real Assets	2.65
Bonds	47.00	Domestic Investment-Grade Bonds	New Income	21.70
		Domestic High Yield Bonds	High Yield	3.10
		International Bonds	Emerging Markets Bond International Bond	3.10 3.10
		Inflation Focused Bonds	Inflation Focused Bond	16.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation, thereby negatively affecting the fund's price or yield. The fund's exposure to credit risk is increased to the extent it invests in bond funds that hold securities rated as below investment-grade, also known as "junk" bonds. Junk bonds carry a higher risk of default and should be considered speculative.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained through troweprice.com or by calling 1-800-225-5132.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Investor Class | T. Rowe Price Target Retirement 2020 Fund | T. Rowe Price Target Retirement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	none	[1]
Maximum account fee	rr_MaximumAccountFee	20	[1],[2]
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1],[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%	[1],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.67%	[1]
1 year	rr_ExpenseExampleYear01	68
3 years	rr_ExpenseExampleYear03	214

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[3]	Expenses are estimated for the current fiscal year.

Investor Class | T. Rowe Price Target Retirement 2025 Fund
SUMMARY T. Rowe Price Target Retirement 2025 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Investor Class T. Rowe Price Target Retirement 2025 Fund
Maximum sales charge (load) imposed on purchases	[1]	none
Maximum deferred sales charge (load)	[1]	none
Redemption fee	[1]	none
Maximum account fee	[1][2]	20
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class T. Rowe Price Target Retirement 2025 Fund
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	none
Other expenses	[1][2]	none
Acquired fund fees and expenses	[1][2]	0.71%
Total annual fund operating expenses	[1]	0.71%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Expenses are estimated for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years
Investor Class T. Rowe Price Target Retirement 2025 Fund	73	227

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date 2025) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund over a moderate time horizon in retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream over a moderate post-retirement withdrawal horizon. After the target date, the fund is designed to balance the need for reduced market risk and income, although it does not guarantee a particular level of income.

At the target date, the fund’s allocation to stocks is anticipated to be approximately 42.5% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the fund’s overall allocation to bonds, although the bond funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund at inception. The target allocations and actual allocations may differ. The fund’s shareholder reports will set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Target 2025 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	60.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	11.22% 9.88 9.88
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	2.41 2.41
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.48 1.48 1.48
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	4.88 4.88 4.89
		International Emerging Market Stocks	Emerging Markets Stock	2.59
		Inflation Focused Stocks	Real Assets	3.02
Bonds	39.50	Domestic Investment-Grade Bonds	New Income	20.65
		Domestic High Yield Bonds	High Yield	2.95
		International Bonds	Emerging Markets Bond International Bond	2.95 2.95
		Inflation Focused Bonds	Inflation Focused Bond	10.00

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation, thereby negatively affecting the fund's price or yield. The fund's exposure to credit risk is increased to the extent it invests in bond funds that hold securities rated as below investment-grade, also known as "junk" bonds. Junk bonds carry a higher risk of default and should be considered speculative.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained through troweprice.com or by calling 1-800-225-5132.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Aug 20, 2013
Investor Class | T. Rowe Price Target Retirement 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Target Retirement 2025 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date 2025) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund over a moderate time horizon in retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream over a moderate post-retirement withdrawal horizon. After the target date, the fund is designed to balance the need for reduced market risk and income, although it does not guarantee a particular level of income.

At the target date, the fund’s allocation to stocks is anticipated to be approximately 42.5% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the fund’s overall allocation to bonds, although the bond funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund at inception. The target allocations and actual allocations may differ. The fund’s shareholder reports will set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Target 2025 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	60.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	11.22% 9.88 9.88
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	2.41 2.41
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.48 1.48 1.48
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	4.88 4.88 4.89
		International Emerging Market Stocks	Emerging Markets Stock	2.59
		Inflation Focused Stocks	Real Assets	3.02
Bonds	39.50	Domestic Investment-Grade Bonds	New Income	20.65
		Domestic High Yield Bonds	High Yield	2.95
		International Bonds	Emerging Markets Bond International Bond	2.95 2.95
		Inflation Focused Bonds	Inflation Focused Bond	10.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation, thereby negatively affecting the fund's price or yield. The fund's exposure to credit risk is increased to the extent it invests in bond funds that hold securities rated as below investment-grade, also known as "junk" bonds. Junk bonds carry a higher risk of default and should be considered speculative.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained through troweprice.com or by calling 1-800-225-5132.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Investor Class | T. Rowe Price Target Retirement 2025 Fund | T. Rowe Price Target Retirement 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	none	[1]
Maximum account fee	rr_MaximumAccountFee	20	[1],[2]
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1],[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%	[1],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.71%	[1]
1 year	rr_ExpenseExampleYear01	73
3 years	rr_ExpenseExampleYear03	227

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[3]	Expenses are estimated for the current fiscal year.

Investor Class | T. Rowe Price Target Retirement 2030 Fund
SUMMARY T. Rowe Price Target Retirement 2030 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Investor Class T. Rowe Price Target Retirement 2030 Fund
Maximum sales charge (load) imposed on purchases	[1]	none
Maximum deferred sales charge (load)	[1]	none
Redemption fee	[1]	none
Maximum account fee	[1][2]	20
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class T. Rowe Price Target Retirement 2030 Fund
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	none
Other expenses	[1][2]	none
Acquired fund fees and expenses	[1][2]	0.74%
Total annual fund operating expenses	[1]	0.74%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Expenses are estimated for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years
Investor Class T. Rowe Price Target Retirement 2030 Fund	76	237

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date 2030) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund over a moderate time horizon in retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream over a moderate post-retirement withdrawal horizon. After the target date, the fund is designed to balance the need for reduced market risk and income, although it does not guarantee a particular level of income.

At the target date, the fund’s allocation to stocks is anticipated to be approximately 42.5% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the fund’s overall allocation to bonds, although the bond funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund at inception. The target allocations and actual allocations may differ. The fund’s shareholder reports will set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Target 2030 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	67.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	8.91% 12.83 12.83
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	2.69 2.69
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.65 1.64 1.65
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.45 5.45 5.45
		International Emerging Market Stocks	Emerging Markets Stock	2.89
		Inflation Focused Stocks	Real Assets	3.37
Bonds	32.50	Domestic Investment-Grade Bonds	New Income	19.60
		Domestic High Yield Bonds	High Yield	2.80
		International Bonds	Emerging Markets Bond International Bond	2.80 2.80
		Inflation Focused Bonds	Inflation Focused Bond	4.50

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation, thereby negatively affecting the fund's price or yield. The fund's exposure to credit risk is increased to the extent it invests in bond funds that hold securities rated as below investment-grade, also known as "junk" bonds. Junk bonds carry a higher risk of default and should be considered speculative.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained through troweprice.com or by calling 1-800-225-5132.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Aug 20, 2013
Investor Class | T. Rowe Price Target Retirement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Target Retirement 2030 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date 2030) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund over a moderate time horizon in retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream over a moderate post-retirement withdrawal horizon. After the target date, the fund is designed to balance the need for reduced market risk and income, although it does not guarantee a particular level of income.

At the target date, the fund’s allocation to stocks is anticipated to be approximately 42.5% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the fund’s overall allocation to bonds, although the bond funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund at inception. The target allocations and actual allocations may differ. The fund’s shareholder reports will set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Target 2030 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	67.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	8.91% 12.83 12.83
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	2.69 2.69
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.65 1.64 1.65
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.45 5.45 5.45
		International Emerging Market Stocks	Emerging Markets Stock	2.89
		Inflation Focused Stocks	Real Assets	3.37
Bonds	32.50	Domestic Investment-Grade Bonds	New Income	19.60
		Domestic High Yield Bonds	High Yield	2.80
		International Bonds	Emerging Markets Bond International Bond	2.80 2.80
		Inflation Focused Bonds	Inflation Focused Bond	4.50

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation, thereby negatively affecting the fund's price or yield. The fund's exposure to credit risk is increased to the extent it invests in bond funds that hold securities rated as below investment-grade, also known as "junk" bonds. Junk bonds carry a higher risk of default and should be considered speculative.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained through troweprice.com or by calling 1-800-225-5132.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Investor Class | T. Rowe Price Target Retirement 2030 Fund | T. Rowe Price Target Retirement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	none	[1]
Maximum account fee	rr_MaximumAccountFee	20	[1],[2]
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1],[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.74%	[1]
1 year	rr_ExpenseExampleYear01	76
3 years	rr_ExpenseExampleYear03	237

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[3]	Expenses are estimated for the current fiscal year.

Investor Class | T. Rowe Price Target Retirement 2035 Fund
SUMMARY T. Rowe Price Target Retirement 2035 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Investor Class T. Rowe Price Target Retirement 2035 Fund
Maximum sales charge (load) imposed on purchases	[1]	none
Maximum deferred sales charge (load)	[1]	none
Redemption fee	[1]	none
Maximum account fee	[1][2]	20
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class T. Rowe Price Target Retirement 2035 Fund
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	none
Other expenses	[1][2]	none
Acquired fund fees and expenses	[1][2]	0.76%
Total annual fund operating expenses	[1]	0.76%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Expenses are estimated for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years
Investor Class T. Rowe Price Target Retirement 2035 Fund	78	243

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date 2035) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund over a moderate time horizon in retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream over a moderate post-retirement withdrawal horizon. After the target date, the fund is designed to balance the need for reduced market risk and income, although it does not guarantee a particular level of income.

At the target date, the fund’s allocation to stocks is anticipated to be approximately 42.5% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the fund’s overall allocation to bonds, although the bond funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund at inception. The target allocations and actual allocations may differ. The fund’s shareholder reports will set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Target 2035 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	74.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	7.27% 15.44 15.44
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	2.97 2.97
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.82 1.82 1.82
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	6.02 6.02 6.01
		International Emerging Market Stocks	Emerging Markets Stock	3.18
		Inflation Focused Stocks	Real Assets	3.72
Bonds	25.50	Domestic Investment-Grade Bonds	New Income	17.85
		Domestic High Yield Bonds	High Yield	2.55
		International Bonds	Emerging Markets Bond International Bond	2.55 2.55
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation, thereby negatively affecting the fund's price or yield. The fund's exposure to credit risk is increased to the extent it invests in bond funds that hold securities rated as below investment-grade, also known as "junk" bonds. Junk bonds carry a higher risk of default and should be considered speculative.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained through troweprice.com or by calling 1-800-225-5132.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Aug 20, 2013
Investor Class | T. Rowe Price Target Retirement 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Target Retirement 2035 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date 2035) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund over a moderate time horizon in retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream over a moderate post-retirement withdrawal horizon. After the target date, the fund is designed to balance the need for reduced market risk and income, although it does not guarantee a particular level of income.

At the target date, the fund’s allocation to stocks is anticipated to be approximately 42.5% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the fund’s overall allocation to bonds, although the bond funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund at inception. The target allocations and actual allocations may differ. The fund’s shareholder reports will set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Target 2035 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	74.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	7.27% 15.44 15.44
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	2.97 2.97
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.82 1.82 1.82
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	6.02 6.02 6.01
		International Emerging Market Stocks	Emerging Markets Stock	3.18
		Inflation Focused Stocks	Real Assets	3.72
Bonds	25.50	Domestic Investment-Grade Bonds	New Income	17.85
		Domestic High Yield Bonds	High Yield	2.55
		International Bonds	Emerging Markets Bond International Bond	2.55 2.55
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation, thereby negatively affecting the fund's price or yield. The fund's exposure to credit risk is increased to the extent it invests in bond funds that hold securities rated as below investment-grade, also known as "junk" bonds. Junk bonds carry a higher risk of default and should be considered speculative.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained through troweprice.com or by calling 1-800-225-5132.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Investor Class | T. Rowe Price Target Retirement 2035 Fund | T. Rowe Price Target Retirement 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	none	[1]
Maximum account fee	rr_MaximumAccountFee	20	[1],[2]
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[1],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.76%	[1]
1 year	rr_ExpenseExampleYear01	78
3 years	rr_ExpenseExampleYear03	243

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[3]	Expenses are estimated for the current fiscal year.

Investor Class | T. Rowe Price Target Retirement 2040 Fund
SUMMARY T. Rowe Price Target Retirement 2040 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Investor Class T. Rowe Price Target Retirement 2040 Fund
Maximum sales charge (load) imposed on purchases	[1]	none
Maximum deferred sales charge (load)	[1]	none
Redemption fee	[1]	none
Maximum account fee	[1][2]	20
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class T. Rowe Price Target Retirement 2040 Fund
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	none
Other expenses	[1][2]	none
Acquired fund fees and expenses	[1][2]	0.76%
Total annual fund operating expenses	[1]	0.76%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Expenses are estimated for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years
Investor Class T. Rowe Price Target Retirement 2040 Fund	78	243

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date 2040) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund over a moderate time horizon in retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream over a moderate post-retirement withdrawal horizon. After the target date, the fund is designed to balance the need for reduced market risk and income, although it does not guarantee a particular level of income.

At the target date, the fund’s allocation to stocks is anticipated to be approximately 42.5% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the fund’s overall allocation to bonds, although the bond funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund at inception. The target allocations and actual allocations may differ. The fund’s shareholder reports will set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Target 2040 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	79.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	6.55% 17.08 17.08
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.17 3.17
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.94 1.94 1.94
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	6.42 6.42 6.42
		International Emerging Market Stocks	Emerging Markets Stock	3.40
		Inflation Focused Stocks	Real Assets	3.97
Bonds	20.50	Domestic Investment-Grade Bonds	New Income	14.35
		Domestic High Yield Bonds	High Yield	2.05
		International Bonds	Emerging Markets Bond International Bond	2.05 2.05
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation, thereby negatively affecting the fund's price or yield. The fund's exposure to credit risk is increased to the extent it invests in bond funds that hold securities rated as below investment-grade, also known as "junk" bonds. Junk bonds carry a higher risk of default and should be considered speculative.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained through troweprice.com or by calling 1-800-225-5132.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Aug 20, 2013
Investor Class | T. Rowe Price Target Retirement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Target Retirement 2040 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date 2040) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund over a moderate time horizon in retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream over a moderate post-retirement withdrawal horizon. After the target date, the fund is designed to balance the need for reduced market risk and income, although it does not guarantee a particular level of income.

At the target date, the fund’s allocation to stocks is anticipated to be approximately 42.5% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the fund’s overall allocation to bonds, although the bond funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund at inception. The target allocations and actual allocations may differ. The fund’s shareholder reports will set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Target 2040 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	79.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	6.55% 17.08 17.08
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.17 3.17
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.94 1.94 1.94
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	6.42 6.42 6.42
		International Emerging Market Stocks	Emerging Markets Stock	3.40
		Inflation Focused Stocks	Real Assets	3.97
Bonds	20.50	Domestic Investment-Grade Bonds	New Income	14.35
		Domestic High Yield Bonds	High Yield	2.05
		International Bonds	Emerging Markets Bond International Bond	2.05 2.05
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation, thereby negatively affecting the fund's price or yield. The fund's exposure to credit risk is increased to the extent it invests in bond funds that hold securities rated as below investment-grade, also known as "junk" bonds. Junk bonds carry a higher risk of default and should be considered speculative.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained through troweprice.com or by calling 1-800-225-5132.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Investor Class | T. Rowe Price Target Retirement 2040 Fund | T. Rowe Price Target Retirement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	none	[1]
Maximum account fee	rr_MaximumAccountFee	20	[1],[2]
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1],[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[1],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.76%	[1]
1 year	rr_ExpenseExampleYear01	78
3 years	rr_ExpenseExampleYear03	243

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[3]	Expenses are estimated for the current fiscal year.

Investor Class | T. Rowe Price Target Retirement 2045 Fund
SUMMARY T. Rowe Price Target Retirement 2045 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Investor Class T. Rowe Price Target Retirement 2045 Fund
Maximum sales charge (load) imposed on purchases	[1]	none
Maximum deferred sales charge (load)	[1]	none
Redemption fee	[1]	none
Maximum account fee	[1][2]	20
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class T. Rowe Price Target Retirement 2045 Fund
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	none
Other expenses	[1][2]	none
Acquired fund fees and expenses	[1][2]	0.77%
Total annual fund operating expenses	[1]	0.77%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Expenses are estimated for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years
Investor Class T. Rowe Price Target Retirement 2045 Fund	79	246

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date 2045) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund over a moderate time horizon in retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream over a moderate post-retirement withdrawal horizon. After the target date, the fund is designed to balance the need for reduced market risk and income, although it does not guarantee a particular level of income.

At the target date, the fund's allocation to stocks is anticipated to be approximately 42.5% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the fund's overall allocation to bonds, although the bond funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund at inception. The target allocations and actual allocations may differ. The fund’s shareholder reports will set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Target 2045 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	84.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	6.97% 18.15 18.15
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.37 3.37
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.06 2.07 2.06
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	6.82 6.82 6.83
		International Emerging Market Stocks	Emerging Markets Stock	3.61
		Inflation Focused Stocks	Real Assets	4.22
Bonds	15.50	Domestic Investment-Grade Bonds	New Income	10.85
		Domestic High Yield Bonds	High Yield	1.55
		International Bonds	Emerging Markets Bond International Bond	1.55 1.55
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation, thereby negatively affecting the fund's price or yield. The fund's exposure to credit risk is increased to the extent it invests in bond funds that hold securities rated as below investment-grade, also known as "junk" bonds. Junk bonds carry a higher risk of default and should be considered speculative.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained through troweprice.com or by calling 1-800-225-5132.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Aug 20, 2013
Investor Class | T. Rowe Price Target Retirement 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Target Retirement 2045 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date 2045) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund over a moderate time horizon in retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream over a moderate post-retirement withdrawal horizon. After the target date, the fund is designed to balance the need for reduced market risk and income, although it does not guarantee a particular level of income.

At the target date, the fund's allocation to stocks is anticipated to be approximately 42.5% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the fund's overall allocation to bonds, although the bond funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund at inception. The target allocations and actual allocations may differ. The fund’s shareholder reports will set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Target 2045 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	84.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	6.97% 18.15 18.15
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.37 3.37
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.06 2.07 2.06
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	6.82 6.82 6.83
		International Emerging Market Stocks	Emerging Markets Stock	3.61
		Inflation Focused Stocks	Real Assets	4.22
Bonds	15.50	Domestic Investment-Grade Bonds	New Income	10.85
		Domestic High Yield Bonds	High Yield	1.55
		International Bonds	Emerging Markets Bond International Bond	1.55 1.55
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation, thereby negatively affecting the fund's price or yield. The fund's exposure to credit risk is increased to the extent it invests in bond funds that hold securities rated as below investment-grade, also known as "junk" bonds. Junk bonds carry a higher risk of default and should be considered speculative.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained through troweprice.com or by calling 1-800-225-5132.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Investor Class | T. Rowe Price Target Retirement 2045 Fund | T. Rowe Price Target Retirement 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	none	[1]
Maximum account fee	rr_MaximumAccountFee	20	[1],[2]
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1],[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[1],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.77%	[1]
1 year	rr_ExpenseExampleYear01	79
3 years	rr_ExpenseExampleYear03	246

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[3]	Expenses are estimated for the current fiscal year.

Investor Class | T. Rowe Price Target Retirement 2050 Fund
SUMMARY T. Rowe Price Target Retirement 2050 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Investor Class T. Rowe Price Target Retirement 2050 Fund
Maximum sales charge (load) imposed on purchases	[1]	none
Maximum deferred sales charge (load)	[1]	none
Redemption fee	[1]	none
Maximum account fee	[1][2]	20
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class T. Rowe Price Target Retirement 2050 Fund
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	none
Other expenses	[1][2]	none
Acquired fund fees and expenses	[1][2]	0.77%
Total annual fund operating expenses	[1]	0.77%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Expenses are estimated for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years
Investor Class T. Rowe Price Target Retirement 2050 Fund	79	246

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date 2050) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund over a moderate time horizon in retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream over a moderate post-retirement withdrawal horizon. After the target date, the fund is designed to balance the need for reduced market risk and income, although it does not guarantee a particular level of income.

At the target date, the fund's allocation to stocks is anticipated to be approximately 42.5% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the fund's overall allocation to bonds, although the bond funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund at inception. The target allocations and actual allocations may differ. The fund’s shareholder reports will set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Target 2050 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	88.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	7.24% 18.91 18.91
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.51 3.51
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.15 2.14 2.15
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	7.11 7.11 7.10
		International Emerging Market Stocks	Emerging Markets Stock	3.76
		Inflation Focused Stocks	Real Assets	4.40
Bonds	12.00	Domestic Investment-Grade Bonds	New Income	8.40
		Domestic High Yield Bonds	High Yield	1.20
		International Bonds	Emerging Markets Bond International Bond	1.20 1.20
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation, thereby negatively affecting the fund's price or yield. The fund's exposure to credit risk is increased to the extent it invests in bond funds that hold securities rated as below investment-grade, also known as "junk" bonds. Junk bonds carry a higher risk of default and should be considered speculative.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained through troweprice.com or by calling 1-800-225-5132.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Aug 20, 2013
Investor Class | T. Rowe Price Target Retirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Target Retirement 2050 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date 2050) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund over a moderate time horizon in retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream over a moderate post-retirement withdrawal horizon. After the target date, the fund is designed to balance the need for reduced market risk and income, although it does not guarantee a particular level of income.

At the target date, the fund's allocation to stocks is anticipated to be approximately 42.5% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the fund's overall allocation to bonds, although the bond funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund at inception. The target allocations and actual allocations may differ. The fund’s shareholder reports will set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Target 2050 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	88.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	7.24% 18.91 18.91
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.51 3.51
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.15 2.14 2.15
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	7.11 7.11 7.10
		International Emerging Market Stocks	Emerging Markets Stock	3.76
		Inflation Focused Stocks	Real Assets	4.40
Bonds	12.00	Domestic Investment-Grade Bonds	New Income	8.40
		Domestic High Yield Bonds	High Yield	1.20
		International Bonds	Emerging Markets Bond International Bond	1.20 1.20
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation, thereby negatively affecting the fund's price or yield. The fund's exposure to credit risk is increased to the extent it invests in bond funds that hold securities rated as below investment-grade, also known as "junk" bonds. Junk bonds carry a higher risk of default and should be considered speculative.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained through troweprice.com or by calling 1-800-225-5132.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Investor Class | T. Rowe Price Target Retirement 2050 Fund | T. Rowe Price Target Retirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	none	[1]
Maximum account fee	rr_MaximumAccountFee	20	[1],[2]
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1],[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[1],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.77%	[1]
1 year	rr_ExpenseExampleYear01	79
3 years	rr_ExpenseExampleYear03	246

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[3]	Expenses are estimated for the current fiscal year.

Investor Class | T. Rowe Price Target Retirement 2055 Fund
SUMMARY T. Rowe Price Target Retirement 2055 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Investor Class T. Rowe Price Target Retirement 2055 Fund
Maximum sales charge (load) imposed on purchases	[1]	none
Maximum deferred sales charge (load)	[1]	none
Redemption fee	[1]	none
Maximum account fee	[1][2]	20
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class T. Rowe Price Target Retirement 2055 Fund
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	none
Other expenses	[1][2]	none
Acquired fund fees and expenses	[1][2]	0.77%
Total annual fund operating expenses	[1]	0.77%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Expenses are estimated for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years
Investor Class T. Rowe Price Target Retirement 2055 Fund	79	246

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date 2055) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund over a moderate time horizon in retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream over a moderate post-retirement withdrawal horizon. After the target date, the fund is designed to balance the need for reduced market risk and income, although it does not guarantee a particular level of income.

At the target date, the fund’s allocation to stocks is anticipated to be approximately 42.5% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the fund’s overall allocation to bonds, although the bond funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund at inception. The target allocations and actual allocations may differ. The fund’s shareholder reports will set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Target 2055 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	90.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	7.41% 19.34 19.34
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.59 3.59
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.19 2.20 2.19
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	7.27 7.27 7.26
		International Emerging Market Stocks	Emerging Markets Stock	3.85
		Inflation Focused Stocks	Real Assets	4.50
Bonds	10.00	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation, thereby negatively affecting the fund's price or yield. The fund's exposure to credit risk is increased to the extent it invests in bond funds that hold securities rated as below investment-grade, also known as "junk" bonds. Junk bonds carry a higher risk of default and should be considered speculative.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained through troweprice.com or by calling 1-800-225-5132.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Aug 20, 2013
Investor Class | T. Rowe Price Target Retirement 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Target Retirement 2055 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date 2055) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund over a moderate time horizon in retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream over a moderate post-retirement withdrawal horizon. After the target date, the fund is designed to balance the need for reduced market risk and income, although it does not guarantee a particular level of income.

At the target date, the fund’s allocation to stocks is anticipated to be approximately 42.5% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the fund’s overall allocation to bonds, although the bond funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund at inception. The target allocations and actual allocations may differ. The fund’s shareholder reports will set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Target 2055 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	90.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	7.41% 19.34 19.34
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.59 3.59
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.19 2.20 2.19
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	7.27 7.27 7.26
		International Emerging Market Stocks	Emerging Markets Stock	3.85
		Inflation Focused Stocks	Real Assets	4.50
Bonds	10.00	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation, thereby negatively affecting the fund's price or yield. The fund's exposure to credit risk is increased to the extent it invests in bond funds that hold securities rated as below investment-grade, also known as "junk" bonds. Junk bonds carry a higher risk of default and should be considered speculative.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained through troweprice.com or by calling 1-800-225-5132.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Investor Class | T. Rowe Price Target Retirement 2055 Fund | T. Rowe Price Target Retirement 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	none	[1]
Maximum account fee	rr_MaximumAccountFee	20	[1],[2]
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1],[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[1],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.77%	[1]
1 year	rr_ExpenseExampleYear01	79
3 years	rr_ExpenseExampleYear03	246

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[3]	Expenses are estimated for the current fiscal year.

Advisor Class | T. Rowe Price Target Retirement 2005 Fund
SUMMARY T. Rowe Price Target Retirement 2005 Fund—Advisor Class
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund’s Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Advisor Class T. Rowe Price Target Retirement 2005 Fund T. Rowe Price Target Retirement 2005 Fund-Advisor Class
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	0.25%
Other expenses	[1][2]	none
Acquired fund fees and expenses	[1][2]	0.60%
Total annual fund operating expenses	[1]	0.85%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Expenses are estimated for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years
Advisor Class T. Rowe Price Target Retirement 2005 Fund T. Rowe Price Target Retirement 2005 Fund-Advisor Class	87	271

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date 2005) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund over a moderate time horizon in retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream over a moderate post-retirement withdrawal horizon. After the target date, the fund is designed to balance the need for reduced market risk and income, although it does not guarantee a particular level of income.

At the target date, the fund’s allocation to stocks was approximately 42.5% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the fund’s overall allocation to bonds, although the bond funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund at inception. The target allocations and actual allocations may differ. The fund’s shareholder reports will set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Target 2005 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	36.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	18.43% 0.00 0.00
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	1.44 1.44
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	0.88 0.87 0.88
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	2.91 2.91 2.90
		International Emerging Market Stocks	Emerging Markets Stock	1.54
		Inflation Focused Stocks	Real Assets	1.80
Bonds	64.00	Domestic Investment-Grade Bonds	New Income	30.80
		Domestic High Yield Bonds	High Yield	4.40
		International Bonds	Emerging Markets Bond International Bond	4.40 4.40
		Inflation Focused Bonds	Inflation Focused Bond	20.00

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation, thereby negatively affecting the fund's price or yield. The fund's exposure to credit risk is increased to the extent it invests in bond funds that hold securities rated as below investment-grade, also known as "junk" bonds. Junk bonds carry a higher risk of default and should be considered speculative.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained through troweprice.com or by calling 1-800-638-8790.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Aug 20, 2013
Advisor Class | T. Rowe Price Target Retirement 2005 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Target Retirement 2005 Fund—Advisor Class
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund’s Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date 2005) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund over a moderate time horizon in retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream over a moderate post-retirement withdrawal horizon. After the target date, the fund is designed to balance the need for reduced market risk and income, although it does not guarantee a particular level of income.

At the target date, the fund’s allocation to stocks was approximately 42.5% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the fund’s overall allocation to bonds, although the bond funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund at inception. The target allocations and actual allocations may differ. The fund’s shareholder reports will set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Target 2005 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	36.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	18.43% 0.00 0.00
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	1.44 1.44
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	0.88 0.87 0.88
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	2.91 2.91 2.90
		International Emerging Market Stocks	Emerging Markets Stock	1.54
		Inflation Focused Stocks	Real Assets	1.80
Bonds	64.00	Domestic Investment-Grade Bonds	New Income	30.80
		Domestic High Yield Bonds	High Yield	4.40
		International Bonds	Emerging Markets Bond International Bond	4.40 4.40
		Inflation Focused Bonds	Inflation Focused Bond	20.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation, thereby negatively affecting the fund's price or yield. The fund's exposure to credit risk is increased to the extent it invests in bond funds that hold securities rated as below investment-grade, also known as "junk" bonds. Junk bonds carry a higher risk of default and should be considered speculative.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained through troweprice.com or by calling 1-800-638-8790.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Advisor Class | T. Rowe Price Target Retirement 2005 Fund | T. Rowe Price Target Retirement 2005 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1],[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%	[1]
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	271

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Expenses are estimated for the current fiscal year.

Advisor Class | T. Rowe Price Target Retirement 2010 Fund
SUMMARY T. Rowe Price Target Retirement 2010 Fund—Advisor Class
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund’s Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Advisor Class T. Rowe Price Target Retirement 2010 Fund T. Rowe Price Target Retirement 2010 Fund-Advisor Class
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	0.25%
Other expenses	[1][2]	none
Acquired fund fees and expenses	[1][2]	0.62%
Total annual fund operating expenses	[1]	0.87%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Expenses are estimated for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years
Advisor Class T. Rowe Price Target Retirement 2010 Fund T. Rowe Price Target Retirement 2010 Fund-Advisor Class	89	278

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date 2010) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund over a moderate time horizon in retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream over a moderate post-retirement withdrawal horizon. After the target date, the fund is designed to balance the need for reduced market risk and income, although it does not guarantee a particular level of income.

At the target date, the fund’s allocation to stocks was approximately 42.5% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the fund’s overall allocation to bonds, although the bond funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund at inception. The target allocations and actual allocations may differ. The fund’s shareholder reports will set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Target 2010 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	39.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	19.63% 0.17 0.17
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	1.56 1.56
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	0.95 0.95 0.95
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	3.15 3.15 3.14
		International Emerging Market Stocks	Emerging Markets Stock	1.67
		Inflation Focused Stocks	Real Assets	1.95
Bonds	61.00	Domestic Investment-Grade Bonds	New Income	28.70
		Domestic High Yield Bonds	High Yield	4.10
		International Bonds	Emerging Markets Bond International Bond	4.10 4.10
		Inflation Focused Bonds	Inflation Focused Bond	20.00

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation, thereby negatively affecting the fund's price or yield. The fund's exposure to credit risk is increased to the extent it invests in bond funds that hold securities rated as below investment-grade, also known as "junk" bonds. Junk bonds carry a higher risk of default and should be considered speculative.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained through troweprice.com or by calling 1-800-638-8790.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Aug 20, 2013
Advisor Class | T. Rowe Price Target Retirement 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Target Retirement 2010 Fund—Advisor Class
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund’s Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date 2010) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund over a moderate time horizon in retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream over a moderate post-retirement withdrawal horizon. After the target date, the fund is designed to balance the need for reduced market risk and income, although it does not guarantee a particular level of income.

At the target date, the fund’s allocation to stocks was approximately 42.5% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the fund’s overall allocation to bonds, although the bond funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund at inception. The target allocations and actual allocations may differ. The fund’s shareholder reports will set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Target 2010 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	39.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	19.63% 0.17 0.17
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	1.56 1.56
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	0.95 0.95 0.95
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	3.15 3.15 3.14
		International Emerging Market Stocks	Emerging Markets Stock	1.67
		Inflation Focused Stocks	Real Assets	1.95
Bonds	61.00	Domestic Investment-Grade Bonds	New Income	28.70
		Domestic High Yield Bonds	High Yield	4.10
		International Bonds	Emerging Markets Bond International Bond	4.10 4.10
		Inflation Focused Bonds	Inflation Focused Bond	20.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation, thereby negatively affecting the fund's price or yield. The fund's exposure to credit risk is increased to the extent it invests in bond funds that hold securities rated as below investment-grade, also known as "junk" bonds. Junk bonds carry a higher risk of default and should be considered speculative.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained through troweprice.com or by calling 1-800-638-8790.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Advisor Class | T. Rowe Price Target Retirement 2010 Fund | T. Rowe Price Target Retirement 2010 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1],[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%	[1]
1 year	rr_ExpenseExampleYear01	89
3 years	rr_ExpenseExampleYear03	278

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Expenses are estimated for the current fiscal year.

Advisor Class | T. Rowe Price Target Retirement 2015 Fund
SUMMARY T. Rowe Price Target Retirement 2015 Fund—Advisor Class
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund's Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Advisor Class T. Rowe Price Target Retirement 2015 Fund T. Rowe Price Target Retirement 2015 Fund-Advisor Class
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	0.25%
Other expenses	[1][2]	none
Acquired fund fees and expenses	[1][2]	0.65%
Total annual fund operating expenses	[1]	0.90%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Expenses are estimated for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years
Advisor Class T. Rowe Price Target Retirement 2015 Fund T. Rowe Price Target Retirement 2015 Fund-Advisor Class	92	287

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date 2015) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund over a moderate time horizon in retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream over a moderate post-retirement withdrawal horizon. After the target date, the fund is designed to balance the need for reduced market risk and income, although it does not guarantee a particular level of income.

At the target date, the fund’s allocation to stocks is anticipated to be approximately 42.5% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the fund’s overall allocation to bonds, although the bond funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund at inception. The target allocations and actual allocations may differ. The fund’s shareholder reports will set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Target 2015 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	45.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	16.14% 3.58 3.58
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	1.82 1.82
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.11 1.10 1.11
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	3.67 3.67 3.68
		International Emerging Market Stocks	Emerging Markets Stock	1.95
		Inflation Focused Stocks	Real Assets	2.27
Bonds	54.50	Domestic Investment-Grade Bonds	New Income	24.85
		Domestic High Yield Bonds	High Yield	3.55
		International Bonds	Emerging Markets Bond International Bond	3.55 3.55
		Inflation Focused Bonds	Inflation Focused Bond	19.00

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation, thereby negatively affecting the fund's price or yield. The fund's exposure to credit risk is increased to the extent it invests in bond funds that hold securities rated as below investment-grade, also known as "junk" bonds. Junk bonds carry a higher risk of default and should be considered speculative.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained through troweprice.com or by calling 1-800-638-8790.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Aug 20, 2013
Advisor Class | T. Rowe Price Target Retirement 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Target Retirement 2015 Fund—Advisor Class
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund's Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date 2015) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund over a moderate time horizon in retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream over a moderate post-retirement withdrawal horizon. After the target date, the fund is designed to balance the need for reduced market risk and income, although it does not guarantee a particular level of income.

At the target date, the fund’s allocation to stocks is anticipated to be approximately 42.5% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the fund’s overall allocation to bonds, although the bond funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund at inception. The target allocations and actual allocations may differ. The fund’s shareholder reports will set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Target 2015 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	45.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	16.14% 3.58 3.58
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	1.82 1.82
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.11 1.10 1.11
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	3.67 3.67 3.68
		International Emerging Market Stocks	Emerging Markets Stock	1.95
		Inflation Focused Stocks	Real Assets	2.27
Bonds	54.50	Domestic Investment-Grade Bonds	New Income	24.85
		Domestic High Yield Bonds	High Yield	3.55
		International Bonds	Emerging Markets Bond International Bond	3.55 3.55
		Inflation Focused Bonds	Inflation Focused Bond	19.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation, thereby negatively affecting the fund's price or yield. The fund's exposure to credit risk is increased to the extent it invests in bond funds that hold securities rated as below investment-grade, also known as "junk" bonds. Junk bonds carry a higher risk of default and should be considered speculative.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained through troweprice.com or by calling 1-800-638-8790.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Advisor Class | T. Rowe Price Target Retirement 2015 Fund | T. Rowe Price Target Retirement 2015 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1],[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.90%	[1]
1 year	rr_ExpenseExampleYear01	92
3 years	rr_ExpenseExampleYear03	287

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Expenses are estimated for the current fiscal year.

Advisor Class | T. Rowe Price Target Retirement 2020 Fund
SUMMARY T. Rowe Price Target Retirement 2020 Fund—Advisor Class
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund's Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Advisor Class T. Rowe Price Target Retirement 2020 Fund T. Rowe Price Target Retirement 2020 Fund-Advisor Class
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	0.25%
Other expenses	[1][2]	none
Acquired fund fees and expenses	[1][2]	0.67%
Total annual fund operating expenses	[1]	0.92%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Expenses are estimated for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years
Advisor Class T. Rowe Price Target Retirement 2020 Fund T. Rowe Price Target Retirement 2020 Fund-Advisor Class	94	293

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date 2020) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund over a moderate time horizon in retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream over a moderate post-retirement withdrawal horizon. After the target date, the fund is designed to balance the need for reduced market risk and income, although it does not guarantee a particular level of income.

At the target date, the fund's allocation to stocks is anticipated to be approximately 42.5% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the fund's overall allocation to bonds, although the bond funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund at inception. The target allocations and actual allocations may differ. The fund's shareholder reports will set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Target 2020 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	53.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	13.46% 6.84 6.84
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	2.11 2.11
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.30 1.29 1.30
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	4.28 4.28 4.28
		International Emerging Market Stocks	Emerging Markets Stock	2.26
		Inflation Focused Stocks	Real Assets	2.65
Bonds	47.00	Domestic Investment-Grade Bonds	New Income	21.70
		Domestic High Yield Bonds	High Yield	3.10
		International Bonds	Emerging Markets Bond International Bond	3.10 3.10
		Inflation Focused Bonds	Inflation Focused Bond	16.00

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation, thereby negatively affecting the fund's price or yield. The fund's exposure to credit risk is increased to the extent it invests in bond funds that hold securities rated as below investment-grade, also known as "junk" bonds. Junk bonds carry a higher risk of default and should be considered speculative.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained through troweprice.com or by calling 1-800-638-8790.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Aug 20, 2013
Advisor Class | T. Rowe Price Target Retirement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Target Retirement 2020 Fund—Advisor Class
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund's Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date 2020) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund over a moderate time horizon in retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream over a moderate post-retirement withdrawal horizon. After the target date, the fund is designed to balance the need for reduced market risk and income, although it does not guarantee a particular level of income.

At the target date, the fund's allocation to stocks is anticipated to be approximately 42.5% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the fund's overall allocation to bonds, although the bond funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund at inception. The target allocations and actual allocations may differ. The fund's shareholder reports will set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Target 2020 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	53.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	13.46% 6.84 6.84
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	2.11 2.11
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.30 1.29 1.30
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	4.28 4.28 4.28
		International Emerging Market Stocks	Emerging Markets Stock	2.26
		Inflation Focused Stocks	Real Assets	2.65
Bonds	47.00	Domestic Investment-Grade Bonds	New Income	21.70
		Domestic High Yield Bonds	High Yield	3.10
		International Bonds	Emerging Markets Bond International Bond	3.10 3.10
		Inflation Focused Bonds	Inflation Focused Bond	16.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation, thereby negatively affecting the fund's price or yield. The fund's exposure to credit risk is increased to the extent it invests in bond funds that hold securities rated as below investment-grade, also known as "junk" bonds. Junk bonds carry a higher risk of default and should be considered speculative.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained through troweprice.com or by calling 1-800-638-8790.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Advisor Class | T. Rowe Price Target Retirement 2020 Fund | T. Rowe Price Target Retirement 2020 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1],[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.92%	[1]
1 year	rr_ExpenseExampleYear01	94
3 years	rr_ExpenseExampleYear03	293

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Expenses are estimated for the current fiscal year.

Advisor Class | T. Rowe Price Target Retirement 2025 Fund
SUMMARY T. Rowe Price Target Retirement 2025 Fund—Advisor Class
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund’s Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Advisor Class T. Rowe Price Target Retirement 2025 Fund T. Rowe Price Target Retirement 2025 Fund-Advisor Class
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	0.25%
Other expenses	[1][2]	none
Acquired fund fees and expenses	[1][2]	0.71%
Total annual fund operating expenses	[1]	0.96%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Expenses are estimated for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years
Advisor Class T. Rowe Price Target Retirement 2025 Fund T. Rowe Price Target Retirement 2025 Fund-Advisor Class	98	306

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date 2025) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund over a moderate time horizon in retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream over a moderate post-retirement withdrawal horizon. After the target date, the fund is designed to balance the need for reduced market risk and income, although it does not guarantee a particular level of income.

At the target date, the fund’s allocation to stocks is anticipated to be approximately 42.5% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the fund’s overall allocation to bonds, although the bond funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund at inception. The target allocations and actual allocations may differ. The fund’s shareholder reports will set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Target 2025 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	60.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	11.22% 9.88 9.88
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	2.41 2.41
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.48 1.48 1.48
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	4.88 4.88 4.89
		International Emerging Market Stocks	Emerging Markets Stock	2.59
		Inflation Focused Stocks	Real Assets	3.02
Bonds	39.50	Domestic Investment-Grade Bonds	New Income	20.65
		Domestic High Yield Bonds	High Yield	2.95
		International Bonds	Emerging Markets Bond International Bond	2.95 2.95
		Inflation Focused Bonds	Inflation Focused Bond	10.00

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation, thereby negatively affecting the fund's price or yield. The fund's exposure to credit risk is increased to the extent it invests in bond funds that hold securities rated as below investment-grade, also known as "junk" bonds. Junk bonds carry a higher risk of default and should be considered speculative.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained through troweprice.com or by calling 1-800-638-8790.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Aug 20, 2013
Advisor Class | T. Rowe Price Target Retirement 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Target Retirement 2025 Fund—Advisor Class
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund’s Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date 2025) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund over a moderate time horizon in retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream over a moderate post-retirement withdrawal horizon. After the target date, the fund is designed to balance the need for reduced market risk and income, although it does not guarantee a particular level of income.

At the target date, the fund’s allocation to stocks is anticipated to be approximately 42.5% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the fund’s overall allocation to bonds, although the bond funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund at inception. The target allocations and actual allocations may differ. The fund’s shareholder reports will set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Target 2025 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	60.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	11.22% 9.88 9.88
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	2.41 2.41
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.48 1.48 1.48
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	4.88 4.88 4.89
		International Emerging Market Stocks	Emerging Markets Stock	2.59
		Inflation Focused Stocks	Real Assets	3.02
Bonds	39.50	Domestic Investment-Grade Bonds	New Income	20.65
		Domestic High Yield Bonds	High Yield	2.95
		International Bonds	Emerging Markets Bond International Bond	2.95 2.95
		Inflation Focused Bonds	Inflation Focused Bond	10.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation, thereby negatively affecting the fund's price or yield. The fund's exposure to credit risk is increased to the extent it invests in bond funds that hold securities rated as below investment-grade, also known as "junk" bonds. Junk bonds carry a higher risk of default and should be considered speculative.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained through troweprice.com or by calling 1-800-638-8790.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Advisor Class | T. Rowe Price Target Retirement 2025 Fund | T. Rowe Price Target Retirement 2025 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1],[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%	[1]
1 year	rr_ExpenseExampleYear01	98
3 years	rr_ExpenseExampleYear03	306

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Expenses are estimated for the current fiscal year.

Advisor Class | T. Rowe Price Target Retirement 2030 Fund
SUMMARY T. Rowe Price Target Retirement 2030 Fund—Advisor Class
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund's Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Advisor Class T. Rowe Price Target Retirement 2030 Fund T. Rowe Price Target Retirement 2030 Fund-Advisor Class
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	0.25%
Other expenses	[1][2]	none
Acquired fund fees and expenses	[1][2]	0.74%
Total annual fund operating expenses	[1]	0.99%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Expenses are estimated for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years
Advisor Class T. Rowe Price Target Retirement 2030 Fund T. Rowe Price Target Retirement 2030 Fund-Advisor Class	101	315

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date 2030) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund over a moderate time horizon in retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream over a moderate post-retirement withdrawal horizon. After the target date, the fund is designed to balance the need for reduced market risk and income, although it does not guarantee a particular level of income.

At the target date, the fund’s allocation to stocks is anticipated to be approximately 42.5% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the fund’s overall allocation to bonds, although the bond funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund at inception. The target allocations and actual allocations may differ. The fund’s shareholder reports will set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Target 2030 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	67.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	8.91% 12.83 12.83
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	2.69 2.69
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.65 1.64 1.65
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.45 5.45 5.45
		International Emerging Market Stocks	Emerging Markets Stock	2.89
		Inflation Focused Stocks	Real Assets	3.37
Bonds	32.50	Domestic Investment-Grade Bonds	New Income	19.60
		Domestic High Yield Bonds	High Yield	2.80
		International Bonds	Emerging Markets Bond International Bond	2.80 2.80
		Inflation Focused Bonds	Inflation Focused Bond	4.50

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation, thereby negatively affecting the fund's price or yield. The fund's exposure to credit risk is increased to the extent it invests in bond funds that hold securities rated as below investment-grade, also known as "junk" bonds. Junk bonds carry a higher risk of default and should be considered speculative.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained through troweprice.com or by calling 1-800-638-8790.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Aug 20, 2013
Advisor Class | T. Rowe Price Target Retirement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Target Retirement 2030 Fund—Advisor Class
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund's Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date 2030) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund over a moderate time horizon in retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream over a moderate post-retirement withdrawal horizon. After the target date, the fund is designed to balance the need for reduced market risk and income, although it does not guarantee a particular level of income.

At the target date, the fund’s allocation to stocks is anticipated to be approximately 42.5% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the fund’s overall allocation to bonds, although the bond funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund at inception. The target allocations and actual allocations may differ. The fund’s shareholder reports will set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Target 2030 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	67.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	8.91% 12.83 12.83
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	2.69 2.69
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.65 1.64 1.65
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.45 5.45 5.45
		International Emerging Market Stocks	Emerging Markets Stock	2.89
		Inflation Focused Stocks	Real Assets	3.37
Bonds	32.50	Domestic Investment-Grade Bonds	New Income	19.60
		Domestic High Yield Bonds	High Yield	2.80
		International Bonds	Emerging Markets Bond International Bond	2.80 2.80
		Inflation Focused Bonds	Inflation Focused Bond	4.50

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation, thereby negatively affecting the fund's price or yield. The fund's exposure to credit risk is increased to the extent it invests in bond funds that hold securities rated as below investment-grade, also known as "junk" bonds. Junk bonds carry a higher risk of default and should be considered speculative.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained through troweprice.com or by calling 1-800-638-8790.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Advisor Class | T. Rowe Price Target Retirement 2030 Fund | T. Rowe Price Target Retirement 2030 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1],[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.99%	[1]
1 year	rr_ExpenseExampleYear01	101
3 years	rr_ExpenseExampleYear03	315

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Expenses are estimated for the current fiscal year.

Advisor Class | T. Rowe Price Target Retirement 2035 Fund
SUMMARY T. Rowe Price Target Retirement 2035 Fund—Advisor Class
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund's Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Advisor Class T. Rowe Price Target Retirement 2035 Fund T. Rowe Price Target Retirement 2035 Fund-Advisor Class
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	0.25%
Other expenses	[1][2]	none
Acquired fund fees and expenses	[1][2]	0.76%
Total annual fund operating expenses	[1]	1.01%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Expenses are estimated for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years
Advisor Class T. Rowe Price Target Retirement 2035 Fund T. Rowe Price Target Retirement 2035 Fund-Advisor Class	103	322

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date 2035) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund over a moderate time horizon in retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream over a moderate post-retirement withdrawal horizon. After the target date, the fund is designed to balance the need for reduced market risk and income, although it does not guarantee a particular level of income.

At the target date, the fund’s allocation to stocks is anticipated to be approximately 42.5% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the fund’s overall allocation to bonds, although the bond funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund at inception. The target allocations and actual allocations may differ. The fund’s shareholder reports will set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Target 2035 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	74.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	7.27% 15.44 15.44
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	2.97 2.97
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.82 1.82 1.82
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	6.02 6.02 6.01
		International Emerging Market Stocks	Emerging Markets Stock	3.18
		Inflation Focused Stocks	Real Assets	3.72
Bonds	25.50	Domestic Investment-Grade Bonds	New Income	17.85
		Domestic High Yield Bonds	High Yield	2.55
		International Bonds	Emerging Markets Bond International Bond	2.55 2.55
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation, thereby negatively affecting the fund's price or yield. The fund's exposure to credit risk is increased to the extent it invests in bond funds that hold securities rated as below investment-grade, also known as "junk" bonds. Junk bonds carry a higher risk of default and should be considered speculative.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained through troweprice.com or by calling 1-800-638-8790.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Aug 20, 2013
Advisor Class | T. Rowe Price Target Retirement 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Target Retirement 2035 Fund—Advisor Class
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund's Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date 2035) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund over a moderate time horizon in retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream over a moderate post-retirement withdrawal horizon. After the target date, the fund is designed to balance the need for reduced market risk and income, although it does not guarantee a particular level of income.

At the target date, the fund’s allocation to stocks is anticipated to be approximately 42.5% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the fund’s overall allocation to bonds, although the bond funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund at inception. The target allocations and actual allocations may differ. The fund’s shareholder reports will set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Target 2035 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	74.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	7.27% 15.44 15.44
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	2.97 2.97
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.82 1.82 1.82
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	6.02 6.02 6.01
		International Emerging Market Stocks	Emerging Markets Stock	3.18
		Inflation Focused Stocks	Real Assets	3.72
Bonds	25.50	Domestic Investment-Grade Bonds	New Income	17.85
		Domestic High Yield Bonds	High Yield	2.55
		International Bonds	Emerging Markets Bond International Bond	2.55 2.55
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation, thereby negatively affecting the fund's price or yield. The fund's exposure to credit risk is increased to the extent it invests in bond funds that hold securities rated as below investment-grade, also known as "junk" bonds. Junk bonds carry a higher risk of default and should be considered speculative.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained through troweprice.com or by calling 1-800-638-8790.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Advisor Class | T. Rowe Price Target Retirement 2035 Fund | T. Rowe Price Target Retirement 2035 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1],[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.01%	[1]
1 year	rr_ExpenseExampleYear01	103
3 years	rr_ExpenseExampleYear03	322

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Expenses are estimated for the current fiscal year.

Advisor Class | T. Rowe Price Target Retirement 2040 Fund
SUMMARY T. Rowe Price Target Retirement 2040 Fund—Advisor Class
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund’s Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Advisor Class T. Rowe Price Target Retirement 2040 Fund T. Rowe Price Target Retirement 2040 Fund-Advisor Class
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	0.25%
Other expenses	[1][2]	none
Acquired fund fees and expenses	[1][2]	0.76%
Total annual fund operating expenses	[1]	1.01%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Expenses are estimated for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years
Advisor Class T. Rowe Price Target Retirement 2040 Fund T. Rowe Price Target Retirement 2040 Fund-Advisor Class	103	322

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date 2040) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund over a moderate time horizon in retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream over a moderate post-retirement withdrawal horizon. After the target date, the fund is designed to balance the need for reduced market risk and income, although it does not guarantee a particular level of income.

At the target date, the fund’s allocation to stocks is anticipated to be approximately 42.5% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the fund’s overall allocation to bonds, although the bond funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund at inception. The target allocations and actual allocations may differ. The fund’s shareholder reports will set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Target 2040 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	79.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	6.55% 17.08 17.08
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.17 3.17
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.94 1.94 1.94
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	6.42 6.42 6.42
		International Emerging Market Stocks	Emerging Markets Stock	3.40
		Inflation Focused Stocks	Real Assets	3.97
Bonds	20.50	Domestic Investment-Grade Bonds	New Income	14.35
		Domestic High Yield Bonds	High Yield	2.05
		International Bonds	Emerging Markets Bond International Bond	2.05 2.05
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation, thereby negatively affecting the fund's price or yield. The fund's exposure to credit risk is increased to the extent it invests in bond funds that hold securities rated as below investment-grade, also known as "junk" bonds. Junk bonds carry a higher risk of default and should be considered speculative.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained through troweprice.com or by calling 1-800-638-8790.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Aug 20, 2013
Advisor Class | T. Rowe Price Target Retirement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Target Retirement 2040 Fund—Advisor Class
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund’s Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date 2040) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund over a moderate time horizon in retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream over a moderate post-retirement withdrawal horizon. After the target date, the fund is designed to balance the need for reduced market risk and income, although it does not guarantee a particular level of income.

At the target date, the fund’s allocation to stocks is anticipated to be approximately 42.5% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the fund’s overall allocation to bonds, although the bond funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund at inception. The target allocations and actual allocations may differ. The fund’s shareholder reports will set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Target 2040 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	79.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	6.55% 17.08 17.08
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.17 3.17
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.94 1.94 1.94
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	6.42 6.42 6.42
		International Emerging Market Stocks	Emerging Markets Stock	3.40
		Inflation Focused Stocks	Real Assets	3.97
Bonds	20.50	Domestic Investment-Grade Bonds	New Income	14.35
		Domestic High Yield Bonds	High Yield	2.05
		International Bonds	Emerging Markets Bond International Bond	2.05 2.05
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation, thereby negatively affecting the fund's price or yield. The fund's exposure to credit risk is increased to the extent it invests in bond funds that hold securities rated as below investment-grade, also known as "junk" bonds. Junk bonds carry a higher risk of default and should be considered speculative.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained through troweprice.com or by calling 1-800-638-8790.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Advisor Class | T. Rowe Price Target Retirement 2040 Fund | T. Rowe Price Target Retirement 2040 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1],[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.01%	[1]
1 year	rr_ExpenseExampleYear01	103
3 years	rr_ExpenseExampleYear03	322

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Expenses are estimated for the current fiscal year.

Advisor Class | T. Rowe Price Target Retirement 2045 Fund
SUMMARY T. Rowe Price Target Retirement 2045 Fund—Advisor Class
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund's Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Advisor Class T. Rowe Price Target Retirement 2045 Fund T. Rowe Price Target Retirement 2045 Fund-Advisor Class
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	0.25%
Other expenses	[1][2]	none
Acquired fund fees and expenses	[1][2]	0.77%
Total annual fund operating expenses	[1]	1.02%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Expenses are estimated for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years
Advisor Class T. Rowe Price Target Retirement 2045 Fund T. Rowe Price Target Retirement 2045 Fund-Advisor Class	104	325

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date 2045) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund over a moderate time horizon in retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream over a moderate post-retirement withdrawal horizon. After the target date, the fund is designed to balance the need for reduced market risk and income, although it does not guarantee a particular level of income.

At the target date, the fund's allocation to stocks is anticipated to be approximately 42.5% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the fund's overall allocation to bonds, although the bond funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund at inception. The target allocations and actual allocations may differ. The fund's shareholder reports will set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Target 2045 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	84.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	6.97% 18.15 18.15
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.37 3.37
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.06 2.07 2.06
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	6.82 6.82 6.83
		International Emerging Market Stocks	Emerging Markets Stock	3.61
		Inflation Focused Stocks	Real Assets	4.22
Bonds	15.50	Domestic Investment-Grade Bonds	New Income	10.85
		Domestic High Yield Bonds	High Yield	1.55
		International Bonds	Emerging Markets Bond International Bond	1.55 1.55
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation, thereby negatively affecting the fund's price or yield. The fund's exposure to credit risk is increased to the extent it invests in bond funds that hold securities rated as below investment-grade, also known as "junk" bonds. Junk bonds carry a higher risk of default and should be considered speculative.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained through troweprice.com or by calling 1-800-638-8790.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Aug 20, 2013
Advisor Class | T. Rowe Price Target Retirement 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Target Retirement 2045 Fund—Advisor Class
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund's Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date 2045) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund over a moderate time horizon in retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream over a moderate post-retirement withdrawal horizon. After the target date, the fund is designed to balance the need for reduced market risk and income, although it does not guarantee a particular level of income.

At the target date, the fund's allocation to stocks is anticipated to be approximately 42.5% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the fund's overall allocation to bonds, although the bond funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund at inception. The target allocations and actual allocations may differ. The fund's shareholder reports will set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Target 2045 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	84.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	6.97% 18.15 18.15
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.37 3.37
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.06 2.07 2.06
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	6.82 6.82 6.83
		International Emerging Market Stocks	Emerging Markets Stock	3.61
		Inflation Focused Stocks	Real Assets	4.22
Bonds	15.50	Domestic Investment-Grade Bonds	New Income	10.85
		Domestic High Yield Bonds	High Yield	1.55
		International Bonds	Emerging Markets Bond International Bond	1.55 1.55
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation, thereby negatively affecting the fund's price or yield. The fund's exposure to credit risk is increased to the extent it invests in bond funds that hold securities rated as below investment-grade, also known as "junk" bonds. Junk bonds carry a higher risk of default and should be considered speculative.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained through troweprice.com or by calling 1-800-638-8790.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Advisor Class | T. Rowe Price Target Retirement 2045 Fund | T. Rowe Price Target Retirement 2045 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.02%	[1]
1 year	rr_ExpenseExampleYear01	104
3 years	rr_ExpenseExampleYear03	325

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Expenses are estimated for the current fiscal year.

Advisor Class | T. Rowe Price Target Retirement 2050 Fund
SUMMARY T. Rowe Price Target Retirement 2050 Fund—Advisor Class
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund's Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Advisor Class T. Rowe Price Target Retirement 2050 Fund T. Rowe Price Target Retirement 2050 Fund-Advisor Class
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	0.25%
Other expenses	[1][2]	none
Acquired fund fees and expenses	[1][2]	0.77%
Total annual fund operating expenses	[1]	1.02%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Expenses are estimated for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years
Advisor Class T. Rowe Price Target Retirement 2050 Fund T. Rowe Price Target Retirement 2050 Fund-Advisor Class	104	325

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date 2050) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund over a moderate time horizon in retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream over a moderate post-retirement withdrawal horizon. After the target date, the fund is designed to balance the need for reduced market risk and income, although it does not guarantee a particular level of income.

At the target date, the fund’s allocation to stocks is anticipated to be approximately 42.5% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the fund’s overall allocation to bonds, although the bond funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund at inception. The target allocations and actual allocations may differ. The fund’s shareholder reports will set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Target 2050 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	88.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	7.24% 18.91 18.91
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.51 3.51
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.15 2.14 2.15
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	7.11 7.11 7.10
		International Emerging Market Stocks	Emerging Markets Stock	3.76
		Inflation Focused Stocks	Real Assets	4.40
Bonds	12.00	Domestic Investment-Grade Bonds	New Income	8.40
		Domestic High Yield Bonds	High Yield	1.20
		International Bonds	Emerging Markets Bond International Bond	1.20 1.20
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation, thereby negatively affecting the fund's price or yield. The fund's exposure to credit risk is increased to the extent it invests in bond funds that hold securities rated as below investment-grade, also known as "junk" bonds. Junk bonds carry a higher risk of default and should be considered speculative.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained through troweprice.com or by calling 1-800-638-8790.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Aug 20, 2013
Advisor Class | T. Rowe Price Target Retirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Target Retirement 2050 Fund—Advisor Class
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund's Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date 2050) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund over a moderate time horizon in retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream over a moderate post-retirement withdrawal horizon. After the target date, the fund is designed to balance the need for reduced market risk and income, although it does not guarantee a particular level of income.

At the target date, the fund’s allocation to stocks is anticipated to be approximately 42.5% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the fund’s overall allocation to bonds, although the bond funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund at inception. The target allocations and actual allocations may differ. The fund’s shareholder reports will set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Target 2050 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	88.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	7.24% 18.91 18.91
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.51 3.51
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.15 2.14 2.15
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	7.11 7.11 7.10
		International Emerging Market Stocks	Emerging Markets Stock	3.76
		Inflation Focused Stocks	Real Assets	4.40
Bonds	12.00	Domestic Investment-Grade Bonds	New Income	8.40
		Domestic High Yield Bonds	High Yield	1.20
		International Bonds	Emerging Markets Bond International Bond	1.20 1.20
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation, thereby negatively affecting the fund's price or yield. The fund's exposure to credit risk is increased to the extent it invests in bond funds that hold securities rated as below investment-grade, also known as "junk" bonds. Junk bonds carry a higher risk of default and should be considered speculative.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained through troweprice.com or by calling 1-800-638-8790.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Advisor Class | T. Rowe Price Target Retirement 2050 Fund | T. Rowe Price Target Retirement 2050 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1],[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.02%	[1]
1 year	rr_ExpenseExampleYear01	104
3 years	rr_ExpenseExampleYear03	325

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Expenses are estimated for the current fiscal year.

Advisor Class | T. Rowe Price Target Retirement 2055 Fund
SUMMARY T. Rowe Price Target Retirement 2055 Fund—Advisor Class
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund's Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Advisor Class T. Rowe Price Target Retirement 2055 Fund T. Rowe Price Target Retirement 2055 Fund-Advisor Class
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	0.25%
Other expenses	[1][2]	none
Acquired fund fees and expenses	[1][2]	0.77%
Total annual fund operating expenses	[1]	1.02%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Expenses are estimated for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years
Advisor Class T. Rowe Price Target Retirement 2055 Fund T. Rowe Price Target Retirement 2055 Fund-Advisor Class	104	325

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date 2055) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund over a moderate time horizon in retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream over a moderate post-retirement withdrawal horizon. After the target date, the fund is designed to balance the need for reduced market risk and income, although it does not guarantee a particular level of income.

At the target date, the fund’s allocation to stocks is anticipated to be approximately 42.5% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the fund’s overall allocation to bonds, although the bond funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund at inception. The target allocations and actual allocations may differ. The fund’s shareholder reports will set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Target 2055 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	90.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	7.41% 19.34 19.34
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.59 3.59
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.19 2.20 2.19
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	7.27 7.27 7.26
		International Emerging Market Stocks	Emerging Markets Stock	3.85
		Inflation Focused Stocks	Real Assets	4.50
Bonds	10.00	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation, thereby negatively affecting the fund's price or yield. The fund's exposure to credit risk is increased to the extent it invests in bond funds that hold securities rated as below investment-grade, also known as "junk" bonds. Junk bonds carry a higher risk of default and should be considered speculative.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained through troweprice.com or by calling 1-800-638-8790.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Aug 20, 2013
Advisor Class | T. Rowe Price Target Retirement 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Target Retirement 2055 Fund—Advisor Class
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund's Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date 2055) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund over a moderate time horizon in retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream over a moderate post-retirement withdrawal horizon. After the target date, the fund is designed to balance the need for reduced market risk and income, although it does not guarantee a particular level of income.

At the target date, the fund’s allocation to stocks is anticipated to be approximately 42.5% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the fund’s overall allocation to bonds, although the bond funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund at inception. The target allocations and actual allocations may differ. The fund’s shareholder reports will set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Target 2055 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	90.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	7.41% 19.34 19.34
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.59 3.59
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.19 2.20 2.19
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	7.27 7.27 7.26
		International Emerging Market Stocks	Emerging Markets Stock	3.85
		Inflation Focused Stocks	Real Assets	4.50
Bonds	10.00	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation, thereby negatively affecting the fund's price or yield. The fund's exposure to credit risk is increased to the extent it invests in bond funds that hold securities rated as below investment-grade, also known as "junk" bonds. Junk bonds carry a higher risk of default and should be considered speculative.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained through troweprice.com or by calling 1-800-638-8790.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Advisor Class | T. Rowe Price Target Retirement 2055 Fund | T. Rowe Price Target Retirement 2055 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1],[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.02%	[1]
1 year	rr_ExpenseExampleYear01	104
3 years	rr_ExpenseExampleYear03	325

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Expenses are estimated for the current fiscal year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Aug 20, 2013
Document Creation Date	dei_DocumentCreationDate	Jul 31, 2013